Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Common stock, shares outstanding	10,626,566	10,621,762
Common Class A [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	1,557,566	1,552,762
Common stock, shares outstanding	1,557,566	1,552,762
Common Class B [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	9,069,000	9,069,000
Common stock, shares outstanding	9,069,000	9,069,000